Securitizations and Variable Interest Entities - Fair value of retained interests (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2020	Mar. 31, 2020
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	¥ 116	¥ 163
Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	111	158
Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
CMBS and RMBS [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	5	5
Investment grade [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	111	158
Investment grade [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	111	158
Investment grade [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Investment grade [Member] | CMBS and RMBS [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	0	0
Other [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	5	5
Other [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Other [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Other [Member] | CMBS and RMBS [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	5	5
Level 1 [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 1 [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 1 [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 1 [Member] | CMBS and RMBS [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 2 [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	111	158
Level 2 [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	111	158
Level 2 [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 2 [Member] | CMBS and RMBS [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 3 [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	5	5
Level 3 [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 3 [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 3 [Member] | CMBS and RMBS [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	¥ 5	¥ 5